Revenues	12 Months Ended
Dec. 31, 2024
Revenues
Revenues
12.	Revenues

(a)Disaggregation of revenues

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Upfront franchise fees	38,066	46,831	68,211
Continuing franchise fees	757,158	1,362,654	1,904,264
Sales of hotel supplies and other products	516,865	1,179,686	2,011,940
Other transactions with the franchisees	48,754	116,438	164,337
Manachised hotels	1,360,843	2,705,609	4,148,752
Room	505,557	782,646	652,854
Food and beverage	43,313	51,583	43,838
Others	4,059	5,815	5,271
Leased hotels	552,929	840,044	701,963
Retail	253,607	971,931	2,198,198
Others	95,604	148,383	199,019
Total	2,262,983	4,665,967	7,247,932

No geographical information is presented as the operations, customers and long-lived assets of the Company are all located in the PRC.

(b)Contract balances

i)The following table provides information about accounts receivable from contracts with customers:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	194,399	201,606
Less: allowance for doubtful accounts	(32,298)	(15,559)
Accounts receivable, net	162,101	186,047

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
At the beginning of the year	19,468	32,298
Cumulative effect of the adoption of ASU 2016-13	1,371	—
Allowance made during the year	11,935	5,756
Write off during the year	(476)	(22,495)
At the end of the year	32,298	15,559

ii)	The following table provides information about contracts assets:

	As of December 31,
	2023	2024
	RMB	RMB
Current	5,184	2,929
Non-current	54,446	33,926
Subtotal	59,630	36,855
Less: allowance for doubtful accounts	(28,819)	(31,280)
Total contract assets	30,811	5,575

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
At the beginning of the year	—	28,819
Allowance made during the year	28,819	23,974
Write off during the year	—	(21,513)
At the end of the year	28,819	31,280

The Company recognized RMB28,819 and RMB23,974 of credit loss allowance during the years ended December 31, 2023 and December 31, 2024, respectively, which was primarily related to certain franchisees after reassessment of the franchisee’s business forecast.

iii)The following table provides information about deferred revenue from contracts with customers:

	As of December 31,
	2023	2024
	RMB	RMB
Current	406,066	453,986
Non-current	369,455	475,331
Deferred revenue	775,521	929,317

The deferred revenue balances above as of December 31, 2023 and 2024 were comprised of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Upfront franchise fees	420,421	539,518
Advances from sales of hotel supplies and other products	238,739	267,220
Loyalty program	44,787	58,547
Others	71,574	64,032
Deferred revenue	775,521	929,317

The Company recognized revenues of RMB170,768, RMB170,085 and RMB357,230 during the years ended December 31, 2022, 2023 and 2024, which were included in deferred revenue balance at the beginning of each year.

(c)	Revenue allocated to remaining performance obligation

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2023 and 2024, the Company had RMB420,421 and RMB539,518 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods over 1 to 20 years.

The Company has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less.